Corporate and Administrative Expenses	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Corporate and Administrative Expenses [Text Block]

15. Corporate and Administrative Expenses

Corporate and administrative expenses for the years ended August 31, 2019, 2018 and 2017 consist of the following:

	August 31, 2019	August 31, 2018	August 31, 2017

Salaries and benefits(1)	$1,433,624	$1,387,249	$1,509,865
Directors' fees	63,800	78,850	83,404
Consulting and professional fees	231,814	398,244	368,610
Office, insurance and other expenses	174,227	286,460	336,744
Occupancy	343,673	317,305	310,842
Shareholders' communications and filing fees	135,237	159,060	150,607
Travel and related costs	32,628	97,591	117,720

	$2,415,003	$2,724,759	$2,877,792

(1) These figures do not include share based compensation. Employees' salaries, benefits including share based compensation expensed for the year ended August 31, 2019 totaled $1,485,977 (2018 - $1,463,258, 2017 - $1,694,241).